Other assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Other Assets And Liabilities
Schedule of other assets and liabilities

Assets	06.30.2025	12.31.2024
Escrow account and/ or collateral	691	750
Advances to suppliers	2,615	2,207
Prepaid expenses	403	351
Derivatives transactions	73	29
Assets related to E&P partnerships	146	378
Others	453	336
	4,381	4,051
Current	1,414	1,550
Non-Current	2,967	2,501

Liabilities	06.30.2025	12.31.2024
Obligations arising from divestments	904	914
Contractual retentions	825	611
Advances from customers	285	270
Provisions for environmental expenses, research and development and fines	888	681
Other taxes (note 12.2)	342	301
Unclaimed dividends	280	276
Derivatives transactions	94	129
Obligations arising from acquisition of equity interests	152	130
Various creditors	94	99
Others	475	414
	4,339	3,825
Current	2,577	2,205
Non-Current	1,762	1,620